Loans and Advances (Tables)	6 Months Ended
Sep. 30, 2020
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Summary of Loans and Advances
The following tables present loans and advances at September 30, 2020 and March 31, 2020.

	At September 30, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥92,612,984	¥3,466,884	¥984,677	¥97,064,545

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(248,166)
Less: Allowance for loan losses	(176,869)	(302,363)	(378,716)	(857,948)

Carrying amount				¥95,958,431

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥92,997,331	¥1,800,090	¥845,329	¥95,642,750

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(264,527)
Less: Allowance for loan losses	(203,286)	(147,382)	(355,737)	(706,405)

Carrying amount				¥94,671,818

Reconciliation of Allowance for Loan Losses
Reconciliation of allowance for loan losses is as follows:

	At September 30, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Allowance for loan losses:
Balance at April 1, 2020	¥203,286	¥147,382	¥355,737	¥706,405
Net transfers between stages	(3,299)	(10,720)	14,019	—
Provision (credit) for loan losses	(23,142)	166,273	81,865	224,996
Charge-offs (1)	—	—	80,694	80,694
Recoveries	—	—	6,365	6,365

Net charge-offs	—	—	74,329	74,329
Others (2)	24	(572)	1,424	876

Balance at September 30, 2020	¥176,869	¥302,363	¥378,716	¥857,948

	At September 30, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Allowance for loan losses :
Balance at April 1, 2019	¥158,094	¥92,446	¥354,448	¥604,988
Net transfers between stages	(2,995)	(4,355)	7,350	—
Provision (credit) for loan losses	(8,079)	8,570	57,505	57,996
Charge-offs (1)	—	—	71,649	71,649
Recoveries	—	—	6,182	6,182

Net charge-offs	—	—	65,467	65,467
Others (2)	(2,388)	(782)	(2,090)	(5,260)

Balance at September 30, 2019	¥144,632	¥95,879	¥351,746	¥592,257

(1)	Charge-offs consist of the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2020 and 2019.